RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net income (loss) for financial reporting purposes	$ (9,286,324)	$ (26,444,927)
Operating limited partnership rents received in advance	27,748	(25,330)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,085,849)	3,223,033
Other	5,372,512	10,095,286
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(20,689,989)	(22,532,031)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(6,562,753)	(6,367,770)
Impairment loss not recognized for tax purposes	9,932,388	16,692,807
Operating limited partnership impairment loss not recognized for tax purposes	3,255,938	4,381,396
Difference due to fiscal year for book purposes and calendar year for tax purposes	(10,320,275)	(4,871,911)
Income (loss) for tax return purposes	(29,356,604)	(25,849,447)
Series Twenty [Member]
Net income (loss) for financial reporting purposes	(132,037)	709,830
Operating limited partnership rents received in advance	(9,847)	(792)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(182,010)	(485,260)
Other	1,187,690	1,046,852
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(220,356)	(536,012)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(88,946)	(101,262)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(633,924)	(229,931)
Income (loss) for tax return purposes	(79,430)	403,425
Series Twenty One [Member]
Net income (loss) for financial reporting purposes	(94,652)	77,461
Operating limited partnership rents received in advance	20,766	(17,340)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(7,920)	(65,953)
Other	954,139	532,053
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(86,888)	(156,402)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(176,857)	(161,852)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(108,953)	(15,785)
Income (loss) for tax return purposes	499,635	192,182
Series Twenty Two [Member]
Net income (loss) for financial reporting purposes	173,710	(199,453)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(106,926)	77,268
Other	482,776	548,081
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(159,268)	(588,334)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(82,051)	0
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(193,569)	(559,466)
Income (loss) for tax return purposes	114,672	(721,904)
Series Twenty Three [Member]
Net income (loss) for financial reporting purposes	7,680	(176,389)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	50,289	48,983
Other	(7,338)	158,495
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(178,090)	(402,596)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(221,153)	(205,269)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(78,968)	(564,133)
Income (loss) for tax return purposes	(427,580)	(1,140,909)
Series Twenty Four [Member]
Net income (loss) for financial reporting purposes	1,665,868	24,116
Operating limited partnership rents received in advance	(995)	(1,330)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(199,408)	57,757
Other	1,435,560	(104,260)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(428,611)	(469,351)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(79,286)	(83,214)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,789,948)	(153,169)
Income (loss) for tax return purposes	603,180	(729,451)
Series Twenty Five [Member]
Net income (loss) for financial reporting purposes	3,048,059	1,220,041
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(914,217)	(1,240,982)
Other	1,257,686	931,841
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(130,543)	(169,546)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(93,726)	0
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,074,777)	(153,645)
Income (loss) for tax return purposes	(907,518)	587,709
Series Twenty Six [Member]
Net income (loss) for financial reporting purposes	1,778,373	(148,277)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,061,461)	260,248
Other	(2,342,668)	257,584
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(900,257)	(1,187,293)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(384,543)	(410,051)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(667,681)	(1,324,478)
Income (loss) for tax return purposes	(4,578,237)	(2,552,267)
Series Twenty Seven [Member]
Net income (loss) for financial reporting purposes	416,424	(273,280)
Operating limited partnership rents received in advance	(26)	(286)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(571,566)	33,712
Other	(468,704)	7,695
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(262,813)	(331,280)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(303,209)	(179,576)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(793,118)	(1,090,434)
Income (loss) for tax return purposes	(1,983,012)	(1,833,449)
Series Twenty Eight [Member]
Net income (loss) for financial reporting purposes	145,521	(266,396)
Operating limited partnership rents received in advance	(203)	(1,956)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(83,328)	330,768
Other	(532,107)	915,610
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(888,944)	(968,689)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(279,724)	(261,242)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(88,847)	(43,419)
Income (loss) for tax return purposes	(1,727,632)	(295,324)
Series Twenty Nine [Member]
Net income (loss) for financial reporting purposes	(445,991)	(299,048)
Operating limited partnership rents received in advance	7,127	(12,543)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	281,404	331,404
Other	34,138	782,620
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,439,168)	(949,962)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(362,360)	(266,622)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	45,923	6,612
Income (loss) for tax return purposes	(1,878,927)	(407,539)
Series Thirty [Member]
Net income (loss) for financial reporting purposes	(99,836)	(187,318)
Operating limited partnership rents received in advance	0	(4,323)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	65,063	74,144
Other	548,253	317,452
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(680,994)	(739,185)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(174,505)	(242,186)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(94,152)	(23,091)
Income (loss) for tax return purposes	(436,171)	(804,507)
Series Thirty One [Member]
Net income (loss) for financial reporting purposes	(173,701)	(391,897)
Operating limited partnership rents received in advance	(2,488)	(17,822)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	222,463	364,152
Other	445,811	1,081,043
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,070,330)	(1,464,658)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(472,089)	(661,460)
Impairment loss not recognized for tax purposes	0	31,776
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(47,842)	44,653
Income (loss) for tax return purposes	(2,098,176)	(1,014,213)
Series Thirty Two [Member]
Net income (loss) for financial reporting purposes	(250,554)	(341,661)
Operating limited partnership rents received in advance	(112)	14,054
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	181,115	223,428
Other	515,613	175,525
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,389,322)	(1,492,651)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(230,122)	(277,002)
Impairment loss not recognized for tax purposes	0	12,173
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(99,306)	(371,358)
Income (loss) for tax return purposes	(1,272,688)	(2,057,492)
Series Thirty Three [Member]
Net income (loss) for financial reporting purposes	(123,940)	(92,813)
Operating limited partnership rents received in advance	498	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	48,408	129,714
Other	52,777	(269,603)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(615,022)	(631,989)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(149,574)	(147,498)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(29,581)	(46,541)
Income (loss) for tax return purposes	(816,434)	(1,058,730)
Series Thirty Four [Member]
Net income (loss) for financial reporting purposes	(241,582)	(367,740)
Operating limited partnership rents received in advance	3,672	1,085
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	274,896	293,196
Other	1,201,511	346,459
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,312,415)	(1,509,143)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(189,537)	(263,619)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(71,194)	49,198
Income (loss) for tax return purposes	(334,649)	(1,450,564)
Series Thirty Five [Member]
Net income (loss) for financial reporting purposes	(229,818)	(320,129)
Operating limited partnership rents received in advance	0	(3,664)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	213,030	228,360
Other	(406,637)	80,802
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(767,266)	(774,863)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(275,425)	(302,349)
Impairment loss not recognized for tax purposes	0	15,474
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(148,045)	(106,958)
Income (loss) for tax return purposes	(1,614,161)	(1,183,327)
Series Thirty Six [Member]
Net income (loss) for financial reporting purposes	1,171,987	(191,788)
Operating limited partnership rents received in advance	1,032	886
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	104,061	160,596
Other	483,466	173,437
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(478,049)	(680,056)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(147,886)	(320,433)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(918,088)	(87,890)
Income (loss) for tax return purposes	216,523	(945,248)
Series Thirty Seven [Member]
Net income (loss) for financial reporting purposes	(195,816)	(208,996)
Operating limited partnership rents received in advance	(512)	14,466
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	104,864	204,864
Other	309,920	567,323
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,554,735)	(1,673,310)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(170,075)	(199,553)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(92,399)	(96,636)
Income (loss) for tax return purposes	(1,598,753)	(1,391,842)
Series Thirty Eight [Member]
Net income (loss) for financial reporting purposes	(143,068)	(1,076,160)
Operating limited partnership rents received in advance	3,332	3,043
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	64,400	164,400
Other	139,501	86,752
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(446,193)	(2,708,461)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(388,648)	(239,198)
Impairment loss not recognized for tax purposes	0	768,169
Operating limited partnership impairment loss not recognized for tax purposes	0	2,190,698
Difference due to fiscal year for book purposes and calendar year for tax purposes	(135,875)	(91,904)
Income (loss) for tax return purposes	(906,551)	(902,661)
Series Thirty Nine [Member]
Net income (loss) for financial reporting purposes	(254,218)	(1,392,463)
Operating limited partnership rents received in advance	2,031	4,146
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	86,800	136,800
Other	138,327	355,807
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(607,980)	(2,650,044)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(269,222)	(116,566)
Impairment loss not recognized for tax purposes	31,426	867,465
Operating limited partnership impairment loss not recognized for tax purposes	0	2,190,698
Difference due to fiscal year for book purposes and calendar year for tax purposes	(94,884)	(84,595)
Income (loss) for tax return purposes	(967,720)	(688,752)
Series Forty [Member]
Net income (loss) for financial reporting purposes	(506,558)	(2,411,765)
Operating limited partnership rents received in advance	1,336	2,631
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	200,016
Other	236,679	145,349
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(419,385)	(122,269)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(193,586)	(168,637)
Impairment loss not recognized for tax purposes	159,516	1,833,033
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(130,421)	(103,388)
Income (loss) for tax return purposes	(652,403)	(625,030)
Series Forty One [Member]
Net income (loss) for financial reporting purposes	(1,379,525)	(2,401,457)
Operating limited partnership rents received in advance	583	(1,781)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	213,068	238,068
Other	167,716	81,830
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(333,869)	(726,679)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(244,603)	(213,703)
Impairment loss not recognized for tax purposes	686,802	1,267,710
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(21,986)	26,852
Income (loss) for tax return purposes	(911,814)	(1,729,160)
Series Forty Two [Member]
Net income (loss) for financial reporting purposes	(1,816,283)	(2,368,983)
Operating limited partnership rents received in advance	880	(1,393)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	99,240	249,780
Other	53,575	205,103
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(527,871)	(396,622)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(249,496)	(232,974)
Impairment loss not recognized for tax purposes	1,141,092	1,587,363
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(51,368)	(36,491)
Income (loss) for tax return purposes	(1,350,231)	(994,217)
Series Forty Three [Member]
Net income (loss) for financial reporting purposes	(2,884,319)	(3,114,804)
Operating limited partnership rents received in advance	674	(2,411)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	281,780	306,780
Other	(245,073)	609,140
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(134,805)	(461,452)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(211,864)	(233,409)
Impairment loss not recognized for tax purposes	2,181,276	2,201,172
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(58,003)	(51,330)
Income (loss) for tax return purposes	(1,070,334)	(746,314)
Series Forty Four [Member]
Net income (loss) for financial reporting purposes	(1,930,330)	(3,379,213)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	259,700	284,698
Other	(491,708)	900,810
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(4,133,937)	(696,097)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(334,458)	(264,358)
Impairment loss not recognized for tax purposes	981,206	2,156,011
Operating limited partnership impairment loss not recognized for tax purposes	3,255,938	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	256,128	178,785
Income (loss) for tax return purposes	(2,137,461)	(819,364)
Series Forty Five [Member]
Net income (loss) for financial reporting purposes	(3,626,224)	(5,737,784)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	140,862	366,564
Other	352,267	190,602
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(522,878)	(45,087)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(349,757)	(365,601)
Impairment loss not recognized for tax purposes	2,475,746	3,838,473
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(120,732)	99,463
Income (loss) for tax return purposes	(1,650,716)	(1,653,370)
Series Forty Six [Member]
Net income (loss) for financial reporting purposes	(3,165,494)	(3,128,561)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	149,528	249,528
Other	(130,658)	(29,116)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	(440,051)	(450,136)
Impairment loss not recognized for tax purposes	2,275,324	2,113,988
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(78,665)	(42,832)
Income (loss) for tax return purposes	$ (1,390,016)	$ (1,287,129)